Transfers of financial assets and variable interest entities (Tables)	12 Months Ended
Dec. 31, 2018
Securitizations
Securitizations
in	2018	2017	2016
Gains/(losses) and cash flows (CHF million)
CMBS
Net gain/(loss) [1]	10	37	(2)
Proceeds from transfer of assets	5,861	6,604	3,954
Cash received on interests that continue to be held	41	28	69
RMBS
Net gain/(loss) [1]	(1)	0	(4)
Proceeds from transfer of assets	22,536	14,817	9,866
Purchases of previously transferred financial assets or its underlying collateral	0	(2)	0
Servicing fees	3	3	2
Cash received on interests that continue to be held	576	368	529
Other asset-backed financings
Net gain [1]	77	31	26
Proceeds from transfer of assets	6,422	7,664	2,813
Purchases of previously transferred financial assets or its underlying collateral [2]	(318)	(380)	(68)
Fees [3]	142	135	137
Cash received on interests that continue to be held	3	4	2
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Line item was omitted in 2017 and 2016.
3 Represents management fees and performance fees earned for investment management services provided to managed CLOs.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2018	2017
CHF million
CMBS
Principal amount outstanding	25,330	19,918
Total assets of SPE	35,760	31,586
RMBS
Principal amount outstanding	40,253	35,645
Total assets of SPE	41,242	36,770
Other asset-backed financings
Principal amount outstanding	23,036	20,916
Total assets of SPE	47,542	39,330
Principal amount outstanding relates to assets transferred from the Group and does not include principal amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	2018							2017							2016
at time of transfer, in			CMBS				RMBS			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			662				3,613			445				2,400			69				2,068
of which level 2			640				3,509			444				2,221			69				1,827
of which level 3			22				103			1				179			0				241
Weighted-average life, in years			6.6				7.8			10.0				6.0			8.4				7.2
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	5.0	–	13.5			–	[2]	1.0	–	22.9			–	[2]	5.0	–	33.0
Cash flow discount rate (rate per annum), in % [3]	3.6	–	9.8		3.0	–	13.6	2.4	–	9.0		2.0	–	29.5	2.4	–	4.9		1.2	–	24.4
Expected credit losses (rate per annum), in % [4]	1.8	–	3.1		2.3	–	7.2	0.6	–	3.4		0.8	–	6.3	0.0	–	0.0		2.5	–	11.2
Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.
4 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	2018											2017
end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			805				2,006			226				579				1,985			665
of which non-investment grade			112				307			26				100				508			50
Weighted-average life, in years			5.7				7.9			5.6				4.7				8.1			6.4
Prepayment speed assumption (rate per annum), in % [3]			–		2.0	–	20.0			–				–		1.0	–	25.0			–
Impact on fair value from 10% adverse change			–				(22.3)			–				–				(35.0)			–
Impact on fair value from 20% adverse change			–				(43.2)			–				–				(68.1)			–
Cash flow discount rate (rate per annum), in % [4]	3.4	–	14.3		3.0	–	21.3	1.0	–	21.2		2.7	–	12.3		1.9	–	30.6	1.0	–	21.2
Impact on fair value from 10% adverse change			(20.7)				(52.1)			(2.9)				(8.8)				(49.2)			(12.4)
Impact on fair value from 20% adverse change			(37.6)				(101.3)			(5.7)				(17.0)				(95.3)			(24.5)
Expected credit losses (rate per annum), in % [5]	0.8	–	4.7		0.6	–	18.8	1.0	–	21.2		0.6	–	6.3		0.5	–	28.2	0.7	–	21.2
Impact on fair value from 10% adverse change			(10.2)				(23.8)			(2.4)				(3.9)				(23.6)			(6.6)
Impact on fair value from 20% adverse change			(17.3)				(46.7)			(4.8)				(7.8)				(46.1)			(12.9)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs and CLOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.
5 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2018	2017
CHF million
Other asset-backed financings
Trading assets	255	347
Other assets	0	48
Liability to SPE, included in other liabilities	(255)	(395)

Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2018	2017
CHF billion
Government debt securities	31.1	31.4
Corporate debt securities	9.6	15.1
Asset-backed securities	1.8	5.0
Other	0.2	0.6
Securities sold under repurchase agreements	42.7	52.1
Government debt securities	1.4	2.7
Corporate debt securities	0.2	0.4
Equity securities	3.2	4.8
Other	0.2	0.3
Securities lending transactions	5.0	8.2
Government debt securities	3.6	1.8
Corporate debt securities	1.0	0.6
Asset-backed securities	0.1	0.0
Equity securities	37.0	35.6
Other	0.0	0.1
Obligation to return securities received as collateral, at fair value	41.7	38.1
Total	89.4	98.4
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	On demand	[1]	Up to 30 days	[2]	31–90 days	More than 90 days	Total
2018 (CHF billion)
Securities sold under repurchase agreements	7.4		26.3		6.7	2.3	42.7
Securities lending transactions	4.1		0.9		0.0	0.0	5.0
Obligation to return securities received as collateral, at fair value	41.4		0.1		0.2	0.0	41.7
Total	52.9		27.3		6.9	2.3	89.4
2017 (CHF billion)
Securities sold under repurchase agreements	7.2		32.5		5.2	7.2	52.1
Securities lending transactions	5.7		2.2		0.0	0.3	8.2
Obligation to return securities received as collateral, at fair value	37.9		0.0		0.0	0.2	38.1
Total	50.8		34.7		5.2	7.7	98.4
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Group was the primary beneficiary
				Financial intermediation
end of	CDO/ CLO	CP Conduit		Securi- tizations	Funds	Loans	Other	Total
2018 (CHF million)
Cash and due from banks	15	1		68	17	52	20	173
Trading assets	72	0		170	418	944	12	1,616
Investment securities	0	0		1,432	0	0	0	1,432
Other investments	0	0		0	153	1,073	279	1,505
Net loans	0	0		119	0	23	245	387
Premises and equipment	0	0		0	0	39	0	39
Other assets	57	16		863	4	33	1,037	2,010
of which loans held-for-sale	57	0		107	0	3	0	167
Total assets of consolidated VIEs	144	17		2,652	592	2,164	1,593	7,162
Trading liabilities	0	0		0	0	3	0	3
Short-term borrowings	0	5,465		0	0	0	0	5,465
Long-term debt	48	0		1,487	174	26	29	1,764
Other liabilities	0	43		1	8	98	127	277
Total liabilities of consolidated VIEs	48	5,508		1,488	182	127	156	7,509
2017 (CHF million)
Cash and due from banks	22	0		96	32	70	12	232
Trading assets	17	0		10	179	1,122	20	1,348
Investment securities	0	0		381	0	0	0	381
Other investments	0	0		0	350	1,197	286	1,833
Net loans	0	0		0	3	21	243	267
Premises and equipment	0	0		0	0	151	0	151
Other assets	83	4		1,070	21	32	1,188	2,398
of which loans held-for-sale	83	0		152	0	3	0	238
Total assets of consolidated VIEs	122	4		1,557	585	2,593	1,749	6,610
Trading liabilities	0	0		0	0	3	0	3
Short-term borrowings	0	6,672	[1]	0	0	0	0	6,672
Long-term debt	51	0		752	0	26	34	863
Other liabilities	0	237	[1]	1	26	111	66	441
Total liabilities of consolidated VIEs	51	6,909		753	26	140	100	7,979
1 Amounts were omitted in prior periods and have been corrected.

Non-consolidated VIEs
Non-consolidated VIEs
		Financial intermediation
end of	CDO/ CLO	Securi- tizations	Funds	Loans	Other	Total
2018 (CHF million)
Trading assets	209	4,527	927	183	3,703	9,549
Net loans	154	1,475	1,591	5,246	430	8,896
Other assets	3	19	120	0	444	586
Total variable interest assets	366	6,021	2,638	5,429	4,577	19,031
Maximum exposure to loss	366	7,637	2,653	8,680	5,150	24,486
Total assets of non-consolidated VIEs	7,033	96,483	68,258	20,804	31,336	223,914
2017 (CHF million)
Trading assets	746	4,573	1,014	224	2,388	8,945
Net loans	620	1,563	2,438	4,591	328	9,540
Other assets	9	11	67	1	437	525
Total variable interest assets	1,375	6,147	3,519	4,816	3,153	19,010
Maximum exposure to loss	1,375	7,617	3,526	7,061	4,079	23,658
Total assets of non-consolidated VIEs	15,874	64,839	66,703	16,270	35,198	198,884

Bank
Securitizations
Securitizations
in	2018	2017	2016
Gains/(losses) and cash flows (CHF million)
CMBS
Net gain/(loss) [1]	10	37	(2)
Proceeds from transfer of assets	5,861	6,604	3,954
Cash received on interests that continue to be held	41	28	69
RMBS
Net gain/(loss) [1]	(1)	0	(4)
Proceeds from transfer of assets	22,536	14,817	9,866
Purchases of previously transferred financial assets or its underlying collateral	0	(2)	0
Servicing fees	3	3	2
Cash received on interests that continue to be held	576	368	529
Other asset-backed financings
Net gain [1]	77	31	26
Proceeds from transfer of assets	6,422	7,664	2,813
Purchases of previously transferred financial assets or its underlying collateral [2]	(318)	(380)	(68)
Fees [3]	142	135	137
Cash received on interests that continue to be held	3	4	2
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Line item was omitted in 2017 and 2016.
3 Represents management fees and performance fees earned for investment management services provided to managed CLOs.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2018	2017
CHF million
CMBS
Principal amount outstanding	25,330	19,918
Total assets of SPE	35,760	31,586
RMBS
Principal amount outstanding	40,253	35,645
Total assets of SPE	41,242	36,770
Other asset-backed financings
Principal amount outstanding	23,036	20,916
Total assets of SPE	47,542	39,330
Principal amount outstanding relates to assets transferred from the Bank and does not include principle amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
	2018							2017							2016
at time of transfer, in			CMBS				RMBS			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			662				3,613			445				2,400			69				2,068
of which level 2			640				3,509			444				2,221			69				1,827
of which level 3			22				103			1				179			0				241
Weighted-average life, in years			6.6				7.8			10.0				6.0			8.4				7.2
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	5.0	–	13.5			–	[2]	1.0	–	22.9			–	[2]	5.0	–	33.0
Cash flow discount rate (rate per annum), in % [3]	3.6	–	9.8		3.0	–	13.6	2.4	–	9.0		2.0	–	29.5	2.4	–	4.9		1.2	–	24.4
Expected credit losses (rate per annum), in % [4]	1.8	–	3.1		2.3	–	7.2	0.6	–	3.4		0.8	–	6.3	0.0	–	0.0		2.5	–	11.2
Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.
4 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
	2018											2017
end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			805				2,006			226				579				1,985			665
of which non-investment grade			112				307			26				100				508			50
Weighted-average life, in years			5.7				7.9			5.6				4.7				8.1			6.4
Prepayment speed assumption (rate per annum), in % [3]			–		2.0	–	20.0			–				–		1.0	–	25.0			–
Impact on fair value from 10% adverse change			–				(22.3)			–				–				(35.0)			–
Impact on fair value from 20% adverse change			–				(43.2)			–				–				(68.1)			–
Cash flow discount rate (rate per annum), in % [4]	3.4	–	14.3		3.0	–	21.3	1.0	–	21.2		2.7	–	12.3		1.9	–	30.6	1.0	–	21.2
Impact on fair value from 10% adverse change			(20.7)				(52.1)			(2.9)				(8.8)				(49.2)			(12.4)
Impact on fair value from 20% adverse change			(37.6)				(101.3)			(5.7)				(17.0)				(95.3)			(24.5)
Expected credit losses (rate per annum), in % [5]	0.8	–	4.7		0.6	–	18.8	1.0	–	21.2		0.6	–	6.3		0.5	–	28.2	0.7	–	21.2
Impact on fair value from 10% adverse change			(10.2)				(23.8)			(2.4)				(3.9)				(23.6)			(6.6)
Impact on fair value from 20% adverse change			(17.3)				(46.7)			(4.8)				(7.8)				(46.1)			(12.9)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
PSA is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the CPR assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.
5 The range of expected credit losses only reflects instruments with an expected credit loss greater than zero unless all of the instruments have an expected credit loss of zero.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2018	2017
CHF million
Other asset-backed financings
Trading assets	255	347
Other assets	0	48
Liability to SPE, included in other liabilities	(255)	(395)

Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2018	2017
CHF billion
Government debt securities	31.1	31.4
Corporate debt securities	9.6	15.1
Asset-backed securities	1.8	5.0
Other	0.2	0.6
Securities sold under repurchase agreements	42.7	52.1
Government debt securities	1.4	2.7
Corporate debt securities	0.2	0.4
Equity securities	3.2	4.8
Other	0.2	0.3
Securities lending transactions	5.0	8.2
Government debt securities	3.6	1.8
Corporate debt securities	1.0	0.6
Asset-backed securities	0.1	0.0
Equity securities	37.0	35.6
Other	0.0	0.1
Obligation to return securities received as collateral, at fair value	41.7	38.1
Total	89.4	98.4
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	On demand	[1]	Up to 30 days	[2]	31-90 days	More than 90 days	Total
2018 (CHF billion)
Securities sold under repurchase agreements	7.4		26.3		6.7	2.3	42.7
Securities lending transactions	4.1		0.9		0.0	0.0	5.0
Obligation to return securities received as collateral, at fair value	41.4		0.1		0.2	0.0	41.7
Total	52.9		27.3		6.9	2.3	89.4
2017 (CHF billion)
Securities sold under repurchase agreements	7.2		32.5		5.2	7.2	52.1
Securities lending transactions	5.7		2.2		0.0	0.3	8.2
Obligation to return securities received as collateral, at fair value	37.9		0.0		0.0	0.2	38.1
Total	50.8		34.7		5.2	7.7	98.4
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Bank was the primary beneficiary
				Financial intermediation
end of	CDO/ CLO	CP Conduit		Securi- tizations	Funds	Loans	Other	Total
2018 (CHF million)
Cash and due from banks	15	1		68	17	52	20	173
Trading assets	72	0		170	418	944	12	1,616
Investment securities	0	0		1,432	0	0	0	1,432
Other investments	0	0		0	153	1,073	279	1,505
Net loans	0	0		119	0	23	245	387
Premises and equipment	0	0		0	0	18	0	18
Other assets	57	16		863	4	32	1,037	2,009
of which loans held-for-sale	57	0		107	0	3	0	167
Total assets of consolidated VIEs	144	17		2,652	592	2,142	1,593	7,140
Trading liabilities	0	0		0	0	3	0	3
Short-term borrowings	0	5,465		0	0	0	0	5,465
Long-term debt	48	0		1,487	174	26	29	1,764
Other liabilities	0	43		1	8	98	127	277
Total liabilities of consolidated VIEs	48	5,508		1,488	182	127	156	7,509
2017 (CHF million)
Cash and due from banks	22	0		96	32	70	12	232
Trading assets	17	0		10	179	1,122	20	1,348
Investment securities	0	0		381	0	0	0	381
Other investments	0	0		0	350	1,197	286	1,833
Net loans	0	0		0	3	21	243	267
Premises and equipment	0	0		0	0	128	0	128
Other assets	83	4		1,070	21	31	1,187	2,396
of which loans held-for-sale	83	0		152	0	3	0	238
Total assets of consolidated VIEs	122	4		1,557	585	2,569	1,748	6,585
Trading liabilities	0	0		0	0	3	0	3
Short-term borrowings	0	6,672	[1]	0	0	0	0	6,672
Long-term debt	51	0		752	0	26	34	863
Other liabilities	0	237	[1]	1	26	111	66	441
Total liabilities of consolidated VIEs	51	6,909		753	26	140	100	7,979
1 Amounts were omitted in prior periods and have been corrected.

Non-consolidated VIEs
Non-consolidated VIEs
		Financial intermediation
end of	CDO/ CLO	Securi- tizations	Funds	Loans	Other	Total
2018 (CHF million)
Trading assets	209	4,527	927	183	3,703	9,549
Net loans	154	1,475	1,591	5,246	430	8,896
Other assets	3	19	112	0	444	578
Total variable interest assets	366	6,021	2,630	5,429	4,577	19,023
Maximum exposure to loss	366	7,637	2,645	8,680	5,150	24,478
Total assets of non-consolidated VIEs	7,033	96,483	65,848	20,804	8,784	198,952
2017 (CHF million)
Trading assets	746	4,573	1,014	224	2,388	8,945
Net loans	620	1,563	2,438	4,591	328	9,540
Other assets	9	11	55	1	437	513
Total variable interest assets	1,375	6,147	3,507	4,816	3,153	18,998
Maximum exposure to loss	1,375	7,617	3,514	7,061	4,079	23,646
Total assets of non-consolidated VIEs	15,874	64,839	63,504	16,270	6,265	166,752